Note 27 - Investments in Associates and Joint Ventures	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of interests in other entities [text block]
NOTE 27.	INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

The Group has investments in associates and joint ventures, which are accounted for in accordance with the equity method, except for the preferred shares in OPay and Starmaker, as outlined below.

OPay Limited

OPay is an associate in which the Group had a
13.10%
ownership interest, of which
10.24%
is held in preferred shares and
2.86%
in ordinary shares as of
December 31, 2019.
The investment in ordinary shares is accounted for in accordance with the equity method, while the preferred shares are accounted for as long-term interests in the associate and measured at fair value through profit or loss. For information about the measurement of the preferred shares, see Note
16.

In
2018,
OPay launched a mobile wallet to customers in Nigeria, a market characterized by a large un-banked population with low mobile money penetration. In
2019,
OPay launched multiple new initiatives in Nigeria, most notably the ridesharing service ORide and the food-delivery service OFood. ORide achieved in excess of
150,000
daily orders already from its
first
three
months of operations, and more than
27,000
riders contributed to the platform model. Other new initiatives launched in
2019
include lending through OCredit and point of sale solutions for merchants through OPos. OPay’s goal is to become a one
-stop mobile-based platform for financial and social inclusion.

In
2018,
OPay also launched a microlending business in Kenya with Opera as its partner, branded OKash. On
December 19, 2018,
the Group paid
US$9.5
million to OPay to acquire
100%
of the shares in TenSpot Pesa Limited (“TenSpot”), the then owner of the OKash business. TenSpot had previously been established as an entity held directly by Mr. Yahui Zhou with the sole purpose of obtaining microlending licenses in select markets for OPay, while OPay had the option to acquire all the shares in TenSpot for
US$1
(
one
dollar). By
December 2018,
TenSpot had subsidiaries, or had entered into agreements to acquire subsidiaries, with either licenses or pending license applications in several countries including India and Nigeria. Prior to OPay’s sale of the microlending business to Opera, OPay exercised its option to acquire TenSpot for
$1,
and assigned all intellectual property rights in OKash to TenSpot.

OPay recognized revenue of
US$16.7
million in
2019,
versus
US$0.8
million in
2018.
Establishing OPay as the leading provider of both mobile wallet and other services in Nigeria was given priority over near-term conversion of transaction value to revenue. Net loss for OPay during
2019
was
US$71.5
million. Cost of revenue was
US$41.1
million, of which
US$36.0
million related to the launch and scaling of ORide to become the dominant ride-hailing service in Lagos, including incentives to attract drivers in this initial period of operations. Operating expenses were
US$47.6
million, driven by, and supporting, the substantial growth that OPay saw across its business lines. These
2019
operating expenses included expenses incurred to expand the user base and business operations of OPay, such as marketing expenses of
US$6.6
million, compensation to personnel of
US$15.5
million and depreciation and amortization of
US$5.9
million.

To fund its growth, OPay raised a total of
US$170
million in new capital from investors in
2019
by issuing both ordinary and preferred shares. On
June 14, 2019,
the Group acquired
3,210,617
Series Seed+ preferred shares in OPay for
US$7.5
million by converting loans to equity. On the same date, the Group also acquired
1,230,736
Series A preferred shares in OPay for
US$4.6
million by converting
US$2.67
million of debt to equity and by transferring
US$1.93
million in cash. By the end of
2019,
the accumulated investment made in OPay was
US$12.1
million. Of the loans converted to equity in
2019,
US$5.0
million was classified as part of the net investment in prior periods. In
2019,
the Group recognized an unrealized gain on the preferred shares of
US$33.9
million. See Note
16
for more details.

Summary information regarding OPay:
	Year ended December 31,
[US$ thousands]	2017 (1)	2018	2019
The Group’s interest	19.9%	19.9%	13.1% (2)
Revenue	-	848	16,687
Other income	-	9,500	339

Cost of revenue	-	(255)	(41,117)
Personnel expenses including share-based remuneration	(2,331)	(5,738)	(15,490)
Marketing and distribution expenses	-	(162)	(6,623)
Depreciation and amortization	-	(260)	(5,858)
Other expenses	(500)	(4,293)	(19,616)
Operating profit (loss)	(2,831)	(359)	(71,678)
Finance income	-	1	736
Finance expense	-	(25)	(417)
Income tax (expense) benefit	-	-	(114)
Net income (loss)	(2,831)	(384)	(71,474)
Other comprehensive income that may be reclassified to net income	-	-	-
Total comprehensive income	(2,831)	(384)	(71,474)
Group's share of net income (loss)	(563)	(76)	(2,938)
Gain on partial disposal (3)	-	-	1,174
Total share of net income (loss)	(563)	(76)	(1,764)

Current assets	5,600	4,302	99,238
Non-current assets	55	4,918	24,656
Current liabilities	8,431	12,043	28,870
Non-current liabilities (4)	-	453	170,015
Equity	(2,776)	(3,276)	(74,992)

(
1
)
Period from
November 1
to
December 31, 2017.

(
2
)
Reflects the total ownership interest in OPay as of
December 31, 2019,
10.24%
of which is held in preferred shares and
2.86%
in ordinary shares. The ownership interest reduced during
2019.
The share of net income (loss) recognized under the equity method was calculated based on the investment in ordinary shares, relative to the total number of shares outstanding. The Group owns
8.85%
of the total number of ordinary shares issued by OPay.

(
3
)
 In
2019,
the Group sold some of its ordinary shares in OPay for the purpose of an employee equity program in the company. The gain on partial disposal is included in Share of net income (loss) of associates and joint ventures in the Statement of Operations. See Note
28
for more information.

(
4
)
Preferred shares issued by OPay are classified as financial liabilities in the financial statements of the company.

StarMaker Inc.

StarMaker is an associate in which the Group had preferred shares representing a
19.35%
ownership interest as of
December 31, 2019.
The preferred shares, accounted for as long-term interests and measured at fair value through profit or loss, have dividend and liquidation preference. In
2019,
the Group recognized an unrealized gain on the preferred shares of
US$4.0
million. The Group has an option to increase its ownership to
51%
in the
second
half of the year
2020.
The option, if exercised, will entail the Group acquiring the shares at either fair value, or at a proxy of fair value. Accordingly, the fair value of the option is immaterial as at
December 31, 2019.
For information about the measurement of the preferred shares, see Note
16.

StarMaker is a technology-driven social media company focused on music and entertainment. StarMaker enables users to record and share their own music videos, collaborate with other musicians, connect with other users and follow their idols on the social platform.

nHorizon

nHorizon is a joint venture in which the Group has a
29.09%
ownership interest. nHorizon operates an Opera browser in China with monetization partners, including Baidu, Sogou and others. nHorizon consists of nHorizon Innovation (Beijing) Software Limited and nHorizon Infinite (Beijing) Software Limited (collectively, “nHorizon”). The joint venture was co-founded by Otello Corporation ASA and Telling Telecom in
August 2011.
The Group acquired the investment in nHorizon as a result of the acquisition of Opera Norway AS in
2016.

Powerbets Holdings Limited

Powerbets is a joint venture in which the Group has a
50.1%
ownership interest. It is a joint venture with a group related to Supabets HL Limited. The joint venture was established on
August 1, 2017.
It provides a platform for sports betting, virtual sports betting, and gaming services throughout Africa. Having one
of the largest gaming footprints in Africa, Powerbets is licensed in nine
African markets and operational in eight.

2017
summary information regarding nHorizon and Powerbets:
	Year ended December 31, 2017	Period from August 1 to December 31, 2017
[US$ thousands]	nHorizon	Powerbets
The Group’s interest	29.09%	50.10%
Revenue	42,298	7,562
Operating profit (loss)	(2,219)	(505)
Net income (loss)	(2,710)	(529)
Group’s share of net income (loss), before adjustment	(788)	(265)
Adjustments related to amortization of intangible assets	-	(54)
Group's share of net income (loss)	(788)	(318)

Assets	19,302	2,672
Short-term liabilities	15,720	5,649
Equity	3,583	(2,977)

2018
summary information regarding nHorizon, Powerbets and StarMaker:
	Year ended December 31, 2018
[US$ thousands]	nHorizon	Powerbets	StarMaker
The Group’s interest	29.09%	50.10%	19.35% (1)
Revenue	48,992	4,498	12,332
Operating profit (loss)	(1,568)	(4,528)	(9,639)
Net income (loss)	(2,056)	(4,735)	(8,602)
Other comprehensive income that may be reclassified to net income	-	188	-
Total comprehensive income	(2,056)	(4,547)	(8,602)
Group's share of net income (loss)	(598)	(2,372)	N/A

Current assets	9,761	2,751	21,366
Non-current assets	1,065	2,851	11,245
Current liabilities	3,818	7,818	30,163
Non-current liabilities	5,469	5,114	-
Equity	1,539	(7,331)	2,448

2019
summary information regarding nHorizon, Powerbets and StarMaker:
	Year ended December 31, 2019
[US$ thousands]	nHorizon	Powerbets	StarMaker
The Group’s interest	29.09%	50.10%	19.35% (1)
Revenue	43,335	4,990	29,035
Operating profit (loss)	1,821	(3,016)	(8,485)
Net income (loss)	1,780	(5,134)	(8,485)
Other comprehensive income that may be reclassified to net income	-	-	-
Total comprehensive income	1,780	(5,134)	(8,485)
Group's share of net income (loss)	518	(2,572)	N/A

Current assets	8,225	4,447	13,869
Non-current assets	695	1,560	11,377
Current liabilities	5,875	13,074	29,870
Non-current liabilities	-	5,754	-
Equity	3,045	(12,822)	(4,624)

(
1
)
 The Group ownership interest in StarMaker is held through preferred shares, which are measured at fair value through profit or loss.

The following tables specify the carrying amounts for investments in associates and joint ventures.

	Year ended December 31, 2018
[US$ thousands]	nHorizon	Powerbets	OPay	StarMaker
Carrying amount as of January 1, 2018	1,110	-	4,406	-
Investment during the year	-	2,567	-	30,000
FX adjustment	(69)	-	-	-
Share of net income (loss)	(598)	(2,372)	(76)	-
Share of other comprehensive income	-	94	-	-
Carrying amount as of December 31, 2018	443	289	4,330	30,000

Groups share in %	29.09%	50.10%	19.90%	19.35%
Groups share in equity	448	(3,673)	(652)	N/A
Unrecognized intangible assets	-	1,492	-	N/A
Equity method adjustments	(5)	2,469	4,982	N/A
Carrying amount as of December 31, 2018	443	289	4,330	30,000

	Year ended December 31, 2019
[US$ thousands]	nHorizon	Powerbets	OPay	StarMaker
Carrying amount as of January 1, 2019	443	289	4,330	30,000
Investment during the year	-	366	7,131	-
Change in fair value of preferred shares (1)	-	-	33,900	4,000
FX adjustment	3	-		-
Other adjustments	-	157	673	-
Share of net income (loss)	518	(2,572)	(2,938)	N/A
Share of other comprehensive income	-	-	-	N/A
Carrying amount as of December 31, 2019	963	(1,760)	43,096	34,000

Groups share in %	29.09%	50.10%	13.1%	19.35%
Groups share in equity	886	(6,424)	(2,145)	N/A
Unrecognized intangible assets	-	566	-	N/A
Equity method adjustments	77	4,097	(759)	N/A
Fair value of preferred shares (1)	-	-	46,000	34,000
Carrying amount as of December 31, 2019	963	(1,760)	43,096	34,000

(
1
)
 The carrying amount of the preferred shares form part of the net investment in the associates.

In the Statement of Financial Position, the amount of Investments in associates and joint ventures includes both the carrying amount determined using the equity method and the fair value of the preferred shares.